Ordinary Shares and Equity Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Schedule of Stock by Class
We have the following ordinary shares reserved for future issuance:

	As of December 31,
	2024	2023
Warrants issued to customers	499,500	499,500
Share options and RSUs issued and outstanding under the 2013 Plan	12,892,506	15,981,269
Share options and RSUs issued and outstanding under the 2021 Plan	14,488,408	16,299,528
Remaining shares available for future issuance under the 2021 Plan	12,928,337	8,766,560
Total ordinary shares reserved	40,808,751	41,546,857

Share-based Payment Arrangement, Option, Activity	A summary of share options under our equity incentive plan and related information is as follows:

	Share Options Outstanding
	Outstanding Share Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
	(in thousands, except share, life and per share data)
Balance as of December 31, 2023	10,369,534	$2.39	5.5	$24,303
Options exercised	(2,257,709)	$1.88
Options forfeited	(165,186)	$4.95
Balance as of December 31, 2024	7,946,639	$2.49	4.6	$18,280
Exercisable as of December 31, 2024	7,584,471	$2.41	4.5	$17,922

Schedule of Unvested Restricted Stock Units Roll Forward
A summary of RSU activity, including activity under our equity incentive plan, and related information is as follows:

	Number of Shares	Weighted-Average Grant-Date Fair Value Per Share
Unvested as of December 31, 2023	21,911,263	$8.02
Granted	7,355,210	$4.60
Vested	(7,408,175)	$6.83
Forfeited	(2,424,115)	$5.58
Unvested as of December 31, 2024	19,434,183	$7.49

Disclosure of Share-based Compensation Arrangements by Share-based Payment Award
Share-based compensation expense by line item in the consolidated statements of operations is summarized as follows:

	Year Ended December 31,
	2024	2023	2022
	(in thousands)
Cost of revenue	$765	$770	$621
Research and development	13,061	13,152	10,005
Sales and marketing	18,506	19,420	18,253
General and administrative	25,499	29,068	38,588
Total share-based compensation expense	$57,831	$62,410	$67,467